December 14, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds
File No. 33-64845

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated November 30, 2016, filed pursuant to Rule 497(e), for
Vanguard International Dividend Appreciation Index Fund and Vanguard International High
Dividend Yield Index Fund, each a series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-2153.

Sincerely,

Jaliya Faulkner
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission